Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000134926
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Macro Capital Opportunities Portfolio
Without Sales Load [Member] | C000134926
Average Annual Return [Line Items]
Average Annual Return, Percent	24.31%	9.53%	5.44%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	25.32%	3.93%	3.43%
EATON VANCE Index: 50% Emg Mkts Equal Country Wt/ 50% MSCI Frontier Mkt
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	20.57%	4.06%	1.93%
EATON VANCE Index: MSCI Emerging Markets Equal Country Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Equal Country Weighted Index
Average Annual Return, Percent	19.46%	4.70%	2.14%
EATON VANCE Index: MSCI Frontier Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets Index
Average Annual Return, Percent	21.49%	3.06%	1.40%